CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 $ / shares
CONSOLIDATED BALANCE SHEETS
Short-term investments, fair value measured investments | ¥	¥ 3,533,370		¥ 3,578,919
Long-term investments, fair value measured investments | ¥	¥ 0		¥ 69,629
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000		10,000,000,000
Ordinary shares, shares issued	810,339,182		812,866,663
Ordinary shares, shares outstanding	798,622,719		804,719,252
Treasury shares, at cost	7,774,535		3,000,000